Average Annual Total Returns - Thrivent Income Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	11.71%	6.92%	5.70%	9.89%	6.74%	5.63%